Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

	December 31, 2020	December 31, 2019
Intellectual property acquired from UTC	$522	$970
Intellectual property acquired from Ballard Unmanned Systems (formerly Protonex)	—	630
Internally generated fuel cell intangible assets	—	168
ERP management reporting software system	3,242	3,912
Intellectual property acquired by Ballard Power Systems Europe	—	7
	$3,764	$5,687

Disclosure of reconciliation of changes in intangible assets

		Accumulated	Net carrying
	Cost	amortization	amount
At January 1, 2019	$60,409	$52,124	$8,285
Amortization expense	—	2,598	(2,598)
At December 31, 2019	60,409	54,722	5,687
Additions to intangible assets	246	—	246
Amortization expense	—	1,657	(1,657)
Disposals	(800)	(288)	(512)
At December 31, 2020	$59,855	$56,091	$3,764